Leases	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases
9. Leases
The Company leases office and laboratory space in Gaithersburg, Maryland under one lease that has a term that expires in 2030 unless renewed. The lease agreement contains rent escalation, rent abatement clauses, tenant improvement allowances, and optional renewal clauses. The lease agreement also includes variable lease payments, which are primarily related to common area maintenance and utility charges. The Company also has short-term operating leases with a term of one year or less.
As of March 31, 2022, the Company had operating lease ROU assets of $3.2 million, current operating lease liabilities of $0.4 million, and non-current
operating lease liabilities of $4.8 million. The Company used a discount rate of 8.2% in measuring operating lease liabilities. The remaining lease term was 7.8 years as of March 31, 2022.

The Company’s total operating lease costs were as follows (in thousands):

Three Months Ended March 31, 2022
Operating lease costs	$163
Short-term lease costs	377
Variable lease costs	14

$554

As of March 31, 2022, future minimum operating lease payments were as follows (in thousands):

Through December 31, 2022	$555
2023	851
2024	872
2025	894
2026	916
2027	939
Thereafter	2,033

Total operating lease payments	7,060
Less: imputed interest	(1,846)

Present value of total operating lease liabilities	$5,214

Supplemental cash flow information related to operating leases is as follows (in thousands):

Three Months Ended March 31, 2022
Cash paid for amounts included in the measurement of operating lease liabilities	$206
ROU assets obtained in exchange for operating lease liabilities	3,308